S000006016 [Member] Annual Fund Operating Expenses - Permanent Portfolio	Jan. 31, 2026
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.79%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.79%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	1.04%